Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) - Commodity Price Risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Copper
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders	$ 36	$ 14
Zinc
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders	$ (2)	$ 7